Statement of Operations - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Operating expenses:
General and administrative expenses	$ 592,593	$ 23,403	$ 802,988	$ 25,584
Loss from operations	(592,593)	(23,403)	(802,988)	(25,584)
Other income & expenses:
Investment income on trust account	847,927		2,250,181
Total other income	847,927		2,250,181
Income tax expense	178,065		472,539
Net income (loss)	$ 77,269	$ (23,403)	$ 974,654	$ (25,584)
Common stock, shares subject to possible redemption
Other income & expenses:
Weighted average common shares outstanding basic (in shares)	8,000,000	2,300,000	7,120,879	2,300,000
Basic income (loss) per share (in dollars per share)	$ 0.01	$ (0.01)	$ 0.21	$ (0.01)
Weighted average common shares outstanding diluted (in shares)	8,800,000		7,832,967
Diluted income (loss) per share (in dollars per share)	$ 0.01		$ 0.19
Common stock, shares not subject to possible redemption
Other income & expenses:
Weighted average common shares outstanding basic (in shares)	2,295,800	2,300,000	2,303,954	2,300,000
Basic income (loss) per share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.23)	$ (0.01)
Weighted average common shares outstanding diluted (in shares)	2,325,380	2,300,000	2,330,283	2,300,000
Diluted income (loss) per share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.21)	$ (0.01)